Fair Value Measurements	9 Months Ended
Sep. 30, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
Note 9 — Fair Value Measurements
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at September 30, 2021, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2021	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
U.S. Money Market held in Trust Account	$345,024,019	$345,024,019	$—	$—

Liabilities:
Public Warrants Liability	12,190,000	12,190,000	—	—
Private Warrants Liability	11,873,287	—	—	11,873,287

	$24,063,287	$12,190,000	$—	$11,873,287

The Warrants are accounted for as liabilities in accordance with ASC
815-40
and are presented within warrant liabilities on the Condensed Balance Sheet. The warrant liabilities are measured at fair value at inception and on a recurring basis, with changes in fair value presented within change in fair value of warrant liabilities in the Condensed Statement of Operations.
The Company established the initial fair value of the Public Warrants and Private Warrants on February 26, 2021, the date of the Company’s IPO, using a Monte Carlo simulation model. As of September 30, 2021, the fair value for the Private Warrants was estimated using a Monte Carlo simulation model, and the fair value of the Public Warrants by reference to the quoted market price. The Public and Private Warrants were classified as Level 3 at the initial measurement date, and the Private Warrants were classified as Level 3 as of September 30, 2021 due to the use of unobservable inputs. For the period ending September 30, 2021, the Public Warrants were reclassified from a Level 3 to a Level 1 classification due to use of the observed trading price of the separated Public Warrants.
The following table presents the changes Level 3 liabilities for the nine months ended September 30, 2021:

Fair Value at January 1, 2021	$—
Initial fair value of public and private warrants	27,004,700
Change in fair value of public and private warrants	(8,570,219)
Transfer of public warrants to Level 1	(9,624,350)

Fair Value at June 30, 2021	$8,810,131
Change in fair value of private warrants	3,063,156

Fair Value at September 30, 2021	$11,873,287

The key inputs into the Monte Carlo simulation as of February 26, 2021 and September 30, 2021 were as follows:

Inputs	(Initial Measurement) February 26, 2021	September 30, 2021
Risk-free interest rate	0.98%	1.09%
Expected term remaining (years)	6.13	5.64
Expected volatility	24.2%	19.9%
Stock price	$9.565	$9.85